Consolidated Statements of Net (Loss) Income and Comprehensive (Loss) Income - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Gross revenue	$ 48,390,103	$ 20,697,764
Excise duty	(2,744,960)
Net revenue	45,645,143	20,697,764
Cost of goods sold	19,690,162	7,680,234
Gross profit, before changes in fair value of biological assets	25,954,981	13,017,530
Fair value changes in biological assets included in inventory sold	17,301,866	8,929,308
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(19,891,851)
Gross profit	36,493,271	23,980,073
Expenses
Amortization	2,169,281	964,396
General and administrative	9,014,467	3,636,808
Marketing and promotion	7,274,454	198,858
Salaries and benefits	9,823,942	3,853,314
Selling and shipping costs	8,971,434	3,803,056
Share based compensation	8,056,451	2,310,678
Operating expenses	45,310,029	14,767,110
(Loss) income from operations	(8,816,758)	9,212,963
Mortgage interest expense	(478,169)	(260,203)
Interest income	790,123
Accretion expense	(208,842)	(233,716)
Transaction costs		(204,282)
Other (loss) income	(2,033,700)	143,060
(Loss) on equity accounted investment	(385,110)	(147,056)
Impairment loss on assets	(988,160)
Loss on revaluation of derivative liability		(1,625,336)
(Loss) income before income taxes	(12,120,616)	6,885,430
Deferred income tax expense	1,433,000	0
Net (loss) income and comprehensive (loss) income	$ (13,553,616)	$ 6,885,430
Weighted average number of common shares - basic (in shares)	99,282,045	76,876,971
Weighted average number of common shares - diluted (in shares)	99,282,045	80,526,105
Earnings (loss) per share - basic (in dollars per share)	$ (0.14)	$ 0.09
Earnings (loss) per share - diluted (in dollars per share)	$ (0.14)	$ 0.09